Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$130,918,271.28	0.5236731	$116,725,453.64	0.4669018	$14,192,817.65
Class A-2-B Notes	$75,932,597.34	0.5236731	$67,700,763.11	0.4669018	$8,231,834.23
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$613,860,868.62	0.6059771	$591,436,216.74	0.5838405	$22,424,651.88

Weighted Avg. Coupon (WAC)	3.19%		3.19%
Weighted Avg. Remaining Maturity (WARM)	44.60		43.67
Pool Receivables Balance	$652,803,254.45		$629,345,912.59
Remaining Number of Receivables	46,393		45,744

Adjusted Pool Balance	$629,170,855.17		$606,746,203.29

III. COLLECTIONS

Principal:
Principal Collections	$22,237,555.37
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$479,526.68
Total Principal Collections	$22,717,082.05

Interest:
Interest Collections	$1,703,637.29
Late Fees & Other Charges	$39,612.41
Interest on Repurchase Principal	$-
Total Interest Collections	$1,743,249.70

Collection Account Interest	$3,930.59
Reserve Account Interest	$474.23
Servicer Advances	$-

Total Collections	$24,464,736.57

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$24,464,736.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,464,736.57

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$544,002.71	$-	$544,002.71	544,002.71
	Collection Account Interest					$3,930.59
	Late Fees & Other Charges					$39,612.41
Total due to Servicer						$587,545.71

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$108,007.57		$108,007.57
	Class A-2-B Notes		$57,466.42		$57,466.42
	Class A-3 Notes		$310,250.00		$310,250.00
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$599,775.16		$599,775.16	599,775.16

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$23,127,006.53

9.	Regular Principal Distribution Amount:					22,424,651.88

		Distributable Amount	Paid Amount
	Class A-1 Notes		$-
	Class A-2-A Notes		$14,192,817.65
	Class A-2-B Notes		$8,231,834.23
	Class A-3 Notes		$-
	Class A-4 Notes		$-
	Class A Notes Total:	$22,424,651.88	$22,424,651.88
	Class B Notes Total:	$-	$-
	Class C Notes Total:	$-	$-
	Class D Notes Total:	$-	$-
	Total Noteholders Principal	$22,424,651.88	$22,424,651.88

10.	Required Deposit to Reserve Account			0.00

11.	Trustee Expenses			0.00

12.	Remaining Available Collections Released to Certificateholder			702,354.65

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,632,399.28
Beginning Period Amount	$23,632,399.28
Current Period Amortization	$1,032,689.98
Ending Period Required Amount	$22,599,709.30
Ending Period Amount	$22,599,709.30
Next Distribution Date Required Amount	$21,589,803.09

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.43%	2.52%	2.52%

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.81%	45,198	98.59%	$620,453,127.83
30 - 60 Days	0.87%	396	1.02%	$6,418,358.83
61 - 90 Days	0.26%	119	0.32%	$2,000,370.17
91-120 Days	0.07%	30	0.07%	$461,301.50
121 + Days	0.00%	1	0.00%	$12,754.26
Total		45,744		$629,345,912.59

Delinquent Receivables 30+ Days Past Due
Current Period	1.19%	546	1.41%	$8,892,784.76
1st Preceding Collection Period	1.21%	562	1.45%	$9,443,027.83
2nd Preceding Collection Period	1.07%	503	1.32%	$8,935,947.95
3rd Preceding Collection Period	1.12%	536	1.36%	$9,531,776.67
Four-Month Average	1.15%		1.38%

Repossession in Current Period		42		$754,868.23
Repossession Inventory		87		$619,094.61

Current Charge-Offs
Gross Principal of Charge-Offs				$1,219,786.49
Recoveries				$(479,526.68)
Net Loss				$740,259.81

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.36%

Average Pool Balance for Current Period				$641,074,583.52

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.39%
1st Preceding Collection Period				1.39%
2nd Preceding Collection Period				0.48%
3rd Preceding Collection Period				0.89%
Four-Month Average				1.04%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		80	947	$13,718,055.29
Recoveries		57	748	$(6,349,991.83)
Net Loss				$7,368,063.46
Cumulative Net Loss as a % of Initial Pool Balance				0.69%

Net Loss for Receivables that have experienced a Net Loss *		63	719	$7,381,777.87
Average Net Loss for Receivables that have experienced a Net Loss				$10,266.73

Principal Balance of Extensions				$2,495,095.85
Number of Extensions				141

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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